Equity (Details) - Schedule of RSUs and PSUs activity - $ / shares	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity (Details) - Schedule of stock options outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(37,619)
Restricted And Phantom Share Units Member
Equity (Details) - Schedule of stock options outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	5,115,775	3,945,120
Granted, Number of RSUs and PSUs	2,010,477
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	662,640
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(177,182)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 11.80	$ 13.67
Granted, Weighted Average Grant Date Fair Value	10.43
Vested, Weighted Average Grant Date Fair Value	17.36
Forfeited, Weighted Average Grant Date Fair Value	$ 17.13